Equity (Details 1)	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares	2,982,810,591
Percent	100.00%
Common Shares [Member] | State Of Parana [Member]
IfrsStatementLineItems [Line Items]
Number of shares	358,562,509
Percent	27.57%
Common Shares [Member] | BNDES [Member]
IfrsStatementLineItems [Line Items]
Number of shares	131,161,562
Percent	10.09%
Common Shares [Member] | Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares	810,623,229
Percent	62.34%
Class A Preferred Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares	3,128,000
Percent	100.00%
Class A Preferred Shares [member] | State Of Parana [Member]
IfrsStatementLineItems [Line Items]
Number of shares
Percent
Class A Preferred Shares [member] | BNDES [Member]
IfrsStatementLineItems [Line Items]
Number of shares
Class A Preferred Shares [member] | Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares	3,128,000
Percent	100.00%
Class B Preferred Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares	1,679,335,290
Percent	100.00%
Class B Preferred Shares [member] | State Of Parana [Member]
IfrsStatementLineItems [Line Items]
Number of shares	116,106,174
Percent	6.91%
Class B Preferred Shares [member] | BNDES [Member]
IfrsStatementLineItems [Line Items]
Number of shares	524,646,248
Percent	31.24%
Class B Preferred Shares [member] | Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,038,582,868
Percent	61.85%
Special Class [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1
Percent	100.00%
Special Class [Member] | State Of Parana [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1
Percent	100.00%
Special Class [Member] | BNDES [Member]
IfrsStatementLineItems [Line Items]
Number of shares
Percent
Special Class [Member] | Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares
Percent
Common Shares One [Member] | State Of Parana [Member]
IfrsStatementLineItems [Line Items]
Number of shares	474,668,684
Percent	15.91%
Common Shares One [Member] | BNDES [Member]
IfrsStatementLineItems [Line Items]
Number of shares	655,807,810
Percent	21.99%
Common Shares One [Member] | Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,852,334,097
Percent	62.10%
Common Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,300,347,300
Percent	100.00%